Prospectus supplement dated August 6, 2014
to the following prospectus(es):
America's marketFLEX Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity and America's marketFLEX Advisor Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
1) The prospectus offers the following underlying mutual funds as investment options under the contract. The prospectus has been corrected to reflect updated information for these investment options as indicated below:
UNDERLYING MUTUAL FUND	UPDATED INFORMATION
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio	Investment Advisor: Monte Capital Group, LLC
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio	Investment Advisor: Pacific Investment Management Company LLC
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund	Sub-advisor: BlackRock Investment Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund	Sub-advisor: Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund	Sub-advisor: Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund	Sub-advisor: Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund	Sub-advisor: Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund	Sub-advisor: Morgan Stanley Investment Management Inc.; Neuberger Berman Management LLC; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
2) Your prospectus currently indicates that Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund and Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund invest in mutual funds that support active trading strategies ("Actively Traded Funds"). Your prospectus has been corrected to indicate that Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund and Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund invest in mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
Accordingly, the Actively Traded Funds and Limited Transfer Funds listed in the Transfer Requests section of your prospectus have been updated to reflect this correction. Furthermore, Appendix A: Underlying Mutual Funds has been modified to remove the designation for Actively Traded Funds associated with Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund and Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund, and replace with the designation for Limited Transfer Funds.
PROS-0273